COMMITMENTS AND GUARANTEES (Mining Contracts) (Details) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) $ / lb
Contractual obligations mining contracts [line items]
Assurance Bond, Smelter Development	[1]		$ 118	$ 115
PT Freeport Indonesia [Member]
Contractual obligations mining contracts [line items]
Number of Extention Periods Available Under Mining Contract			2
Period For Option To Extend Mining Contract			10 years
Copper Royalty Rate Payable (in hundredths)			4.00%		3.50%
Gold And Silver Sales Royalty Rate (in hundredths)			3.75%		1.00%
Quantity of ore produced subject to additional royalties					200,000
Assurance Bond, Smelter Development			$ 115
Expiration Date, Memorandum of Understanding with Foreign Government			Jul. 25, 2015
Royalty Expense			$ 114	115	$ 109
Export Duties Expense			$ 109	77
Export Permit Renewal Term			6 months
Effective Date, Export Permit			Jul. 29, 2015
Expiration Date, Export Permit			Jan. 28, 2016
Incremental Percent of Undivided Interest Owned by Third Party			20.64%
Tenke Fungurume [Member]
Contractual obligations mining contracts [line items]
Royalty Expense			$ 25	$ 29	$ 29
Royalty Rate Payable Under Amended And Restated Mining Convention (in hundredths)			2.00%
Stage 1 [Member] | PT Freeport Indonesia [Member]
Contractual obligations mining contracts [line items]
Progressive Export Duty on Copper Concentrates, Percent			7.50%
Stage 2 [Member] | PT Freeport Indonesia [Member]
Contractual obligations mining contracts [line items]
Progressive Export Duty on Copper Concentrates, Percent			5.00%
Smelter Development Progress, Percent			7.50%
Stage 3 [Member] | PT Freeport Indonesia [Member]
Contractual obligations mining contracts [line items]
Progressive Export Duty on Copper Concentrates, Percent			0.00%
Smelter Development Progress, Percent			30.00%
Maximum [Member] | PT Freeport Indonesia [Member]
Contractual obligations mining contracts [line items]
Copper Royalty Rate Payable (in hundredths)					3.50%
Price Of Copper Per Pound | $ / lb					1.10
Minimum [Member] | PT Freeport Indonesia [Member]
Contractual obligations mining contracts [line items]
Copper Royalty Rate Payable (in hundredths)					1.50%
Price Of Copper Per Pound | $ / lb					0.90
Subsequent Event [Member] | PT Freeport Indonesia [Member]
Contractual obligations mining contracts [line items]
Effective Date, Export Permit		Feb. 09, 2016
Expiration Date, Export Permit		Aug. 08, 2016

[1]	Relates to PT-FI's commitment for smelter development in Indonesia (refer to Note 13 for further discussion).